Average Annual Total Returns - TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF Class		12 Months Ended	17 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.27%	18.69%
Performance Inception Date	Aug. 15, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		16.84%	18.15%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.51%	14.06%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index
Average Annual Return, Percent		17.88%	18.07%

[1]	The Fund commenced operations on August 15, 2024.